UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     MatlinPatterson Capital Management L.P.
          520 Madison Avenue
          New York, NY 10022-4213

Form 13F File Number:     028-12832

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Mike Sukhadwala
Title:         Portfolio Manager
Phone:         (212) 651-4248

Signature, Place, and Date of Signing:

/s/ Mike Sukhadwala           New York, NY               August 12, 2010
--------------------       -------------------         -------------------
     [Signature]              [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page
Report Summary:

Number of Other Included Managers:                     0
                                                 --------

Form 13F Information Table Entry Total:               10
                                                 --------

Form 13F Information Table Value Total:          $338,859
                                                 --------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.               Name
     ------            ----------------------

     None.

                                        MatlinPatterson Capital Management L.P.
                                               Form 13F Information Table
                                              Quarter ended June 30, 2010



COLUMN 1             COLUMN 2      COLUMN 3   COLUMN 4    COLUMN 5             COLUMN 6  COLUMN 7  COLUMN 8
                     TITLE                    VALUE       SHRS or   SH/  PUT/  INV.      OTHER     VOTING AUTHORITY
NAME OF ISSUER       OF CLASS      CUSIP        (x$1000)  PRN AMT   PRN  CALL  DISC.     MANRS     SOLE              SHARED  NONE
-------------------  ------------  ---------  ----------  --------  ---  ----  --------  --------  ----------------  ------  ----
ATLAS ENERGY INC     COM           049298102  $   1,354        500  SH   Put   Sole                X
ATLAS ENERGY INC     COM           049298102  $   1,354        500  SH   Call  Sole                X
ISHARES TR INDEX     RUSSELL 2000  464287655  $  15,279      2,500  SH   Call  Sole                X
ISHARES TR INDEX     RUSSELL 2000  464287655  $ 122,230     20,000  SH   Put   Sole                X
                     PSHS ULTSH
PROSHARES TR         20 YRS        74347R297  $   7,096      2,000  SH   Put   Sole                X
                     UNIT SER
SPDR S&P 500 ETF TR  1 S&P         78462F103  $  30,996      3,000  SH   Call  Sole                X
                     UNIT SER 1
SPDR S&P 500 ETF TR  S&P           78462F103  $ 103,220     10,000  SH   Call  Sole                X
                     S&P METALS
SPDR SERIES TRUST    MNG           78464A755  $  22,845      5,000  SH   Put   Sole                X
SELECT SECTOR SPDR
TR                   SBI INT-FINL  81369Y605  $  20,715     15,000  SH   Put   Sole                X
SONDE RES CORP       COM           835426107  $  13,770      4,500  SH         Sole                X



                                   Total      $ 338,859